RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [Abstract]
Disclosure of transactions between related parties [Table Text Block]
	2025 $	2024 $

Consulting fees	-	24,278
Professional fees	84,000	84,000
Research and development	112,792	249,842
Share-based compensation	109,892	28,905
Wages and benefits	115,459	282,623
	422,143	669,648